Operating segments	12 Months Ended
Dec. 31, 2019
Operating segments.
Operating segments

8.Operating segments

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (CODM), who is the Croup’s CEO and its ultimate controlling shareholder, reviews selected items of each segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered the CEO responsibilities as well as the following factors:

-

The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the BOD;

-	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
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The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries, joint ventures and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs. The Group does not monitor balances of assets and liabilities by segments as the CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. Before January 1, 2018, the Group reported two segments: Payment Services (PS) and Consumer Financial Services (CFS). Since 2018, the Group additionally discloses: Small and Medium Enterprises (SME) segment and the Rocketbank segment. In 2018, the Group completed the transaction related to the acquisition of Rocketbank and started to invest in the new business activities which resulted in Rocketbank segment becoming significant. As a result, starting from 2018, CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services, Small and Medium Enterprises and Rocketbank:

-	Payment Services (PS), operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces;
-	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals, currently presented by SOVEST installment card project;
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Small and Medium Enterprises (SME), operating segment that generates revenue through operations of the Tochka business, which is focused on offering a broad range of services for small and medium enterprises;

-	Rocketbank (RB), operating segment that generates revenue through offering digital banking service including debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, expenses associated with filing the registration statement on Form F-3 for our major shareholders and related transaction expenses, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as irregular non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	SME	RB	CO	Total
Revenue	34,700	1,575	1,170	1,339	552	39,336
Segment net revenue	20,965	1,339	990	(490)	372	23,176
Segment profit/(loss) before tax	14,716	(2,484)	372	(2,858)	(1,423)	8,323
Segment net profit/(loss)	12,105	(1,981)	354	(2,317)	(1,482)	6,679

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	SME	RB	CO	Total
Revenue	26,649	558	3,045	180	178	30,610
Segment net revenue	16,497	385	2,916	(263)	122	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(898)	(1,327)	(974)	5,072
Segment net profit/(loss)	9,529	(2,618)	(776)	(1,061)	(937)	4,137

The segments’ statement of comprehensive income for the year ended December 31, 2017, as presented to the CODM are presented below:

	2017
	PS	CFS	SME	RB	CO	Total
Revenue	20,133	105	611	—	48	20,897
Segment net revenue	12,580	9	578	(5)	31	13,193
Segment profit/(loss) before tax	8,795	(2,704)	(190)	(323)	(760)	4,818
Segment net profit/(loss)	7,543	(2,164)	(171)	(311)	(843)	4,054

Segment net revenue, as presented to the CODM, for the years ended December 31, 2017, 2018 and 2019 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	2017	2018	2019
Revenue under IFRS	20,897	30,610	39,336
Cost of revenue	(7,704)	(10,953)	(16,160)
Total segment net revenue, as presented to CODM	13,193	19,657	23,176

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2017, 2018 and 2019 is presented below:

	2017	2018	2019
Consolidated profit before tax under IFRS	3,840	4,501	6,379
Fair value adjustments recorded on business combinations and their amortization	344	369	479
Impairment of non-current assets	—	—	792
Share-based payments	398	635	464
Form F-3 and related expenses	—	—	79
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	236	(433)	130
Total segment profit before tax, as presented to CODM	4,818	5,072	8,323

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2017, 2018 and 2019 is presented below:

	2017	2018	2019
Consolidated net profit under IFRS	3,142	3,626	4,887
Fair value adjustments recorded on business combinations and their amortization	344	369	479
Impairment of non-current assets	—	—	792
Share-based payments	398	635	464
Form F-3 and related expenses	—	—	79
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	236	(433)	130
Effect from taxation of the above items	(66)	(60)	(152)
Total segment net profit, as presented to CODM	4,054	4,137	6,679

Geographic information

Revenues from external customers are presented below:

	2017	2018	2019
Russia	15,556	22,693	29,485
Other CIS	1,098	1,393	1,592
EU	989	2,353	3,291
Other	3,254	4,171	4,968
Total revenue	20,897	30,610	39,336

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia.

The Group has the only one external customer where revenue exceeded 10% of the Group's total revenue for the year ended December 31, 2019 and amounted to 10.3%. This revenue was generated within the PS segment. The Group had no single external customer amounting to 10% or greater of the Group’s revenue for the years ended December 31, 2018 and 2017.